United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-2677
(Investment Company Act File Number)

Federated Hermes Municipal Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-03-31

Date of Reporting Period: Six months ended 2024-09-30

Item 1.	Reports to Stockholders

Federated Hermes Municipal
Bond Fund, Inc.
Class A Shares / LMSFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$42	0.83%
Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913105
8110104-A (11/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Municipal
Bond Fund, Inc.
Class C Shares / LMSCX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$80	1.58%
Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913303
8110104-B (11/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Municipal
Bond Fund, Inc.
Class F Shares / LMFFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$42	0.83%
Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913402
8110104-C (11/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Municipal
Bond Fund, Inc.
Institutional Shares / LMBIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.58%
Key Fund Statistics
Net Assets	$251,809,147
Number of Investments	168
Portfolio Turnover Rate	12%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 313913600
8110104-D (11/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | LMSFX	C | LMSCX	F | LMFFX	Institutional | LMBIX

Federated Hermes Municipal Bond Fund, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.4%
		Alabama—1.2%
$3,000,000	[1]	Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2022B-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.800% (SIFMA 7-day +0.650%), Mandatory Tender 10/1/2027	$ 2,911,513
		Arizona—2.7%
1,000,000		Arizona State IDA (Equitable School Revolving Fund), National Charter School Revolving Loan Fund Revenue Bonds (Series 2019A), 5.000%, 11/1/2044	1,037,393
500,000		Arizona State IDA (Phoenix Children’s Hospital), Hospital Revenue Bonds (Series 2020A), 4.000%, 2/1/2050	492,312
2,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	2,057,521
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2023A), 5.000%, 1/1/2050	2,195,649
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2038	1,056,926
		TOTAL	6,839,801
		California—7.1%
1,500,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2023F-1), 5.000%, 4/1/2054	1,657,366
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 4.400% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,511,671
300,000		Burbank-Glendale-Pasadena Airport Authority, Airport Senior Revenue Bonds (Series 2024B), 5.250%, 7/1/2049	329,144
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	1,999,993
335,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	318,461
935,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,029,500
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Refunding Revenue Bonds (Series 2021D), 5.000%, 5/15/2046	1,065,276
1,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2018A), 5.000%, 5/15/2044	1,029,936
1,200,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2022C), 4.000%, 5/15/2041	1,194,906
1,400,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2042	1,569,270
2,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series QRR 2022), 5.250%, 7/1/2047	2,263,391
1,085,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2037	1,148,630
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023A), 5.000%, 5/1/2038	1,662,456
1,000,000		San Francisco, CA City and County, GO Refunding Bonds (Series 2022-R1), 5.000%, 6/15/2031	1,166,422
		TOTAL	17,946,422
		Colorado—3.5%
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	1,014,874
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 5.000%, 8/1/2036	1,068,223
2,295,000		Colorado St COPs. COPs Series A, Rural Colorado Certificates of Participation (Series 2022), 6.000%, 12/15/2041	2,741,508
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022A), 4.000%, 5/15/2052	967,167
1,000,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022A), (Original Issue Yield: 4.390%), 4.125%, 11/15/2047	986,911
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2027	2,066,859
		TOTAL	8,845,542
		Connecticut—1.0%
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2036	1,072,198
750,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2036	779,736
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$ 600,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2031	$ 691,292
		TOTAL	2,543,226
		District of Columbia—3.8%
1,200,000		District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,227,874
2,085,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	2,098,251
15,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), (United States Treasury PRF 4/1/2027@100), 5.000%, 4/1/2036	15,933
985,000		District of Columbia (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.000%, 4/1/2036	1,018,178
2,500,000		District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.000%, 7/1/2048	2,545,173
1,545,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2019A), 5.000%, 3/1/2044	1,645,740
1,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Ronds (Series 2024A), 5.000%, 7/15/2054	1,092,169
		TOTAL	9,643,318
		Florida—5.6%
1,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024B), (Assured Guaranty Inc. INS), 5.000%, 7/1/2035	1,166,882
1,000,000	[2]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	1,003,756
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.000%, 10/1/2035	1,013,400
1,000,000		Jacksonville, FL (Brooks Rehabilitation), Health Care Facilities Revenue Bonds (Series 2020), 5.000%, 11/1/2050	1,034,613
750,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport Department), Seaport Revenue Refunding Bonds (Series 2022A), 5.250%, 10/1/2052	803,669
1,000,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), Water & Sewer System Revenue Bonds (Series 2024), 5.250%, 10/1/2054	1,114,748
1,425,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2035	1,578,333
1,500,000		Miami-Dade County, FL HFA (Nicklaus Children’s Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.000%, 8/1/2042	1,535,246
1,210,000		Miami-Dade County, FL IDA (Doral Academy), Industrial Development Revenue Bonds (Series 2017), 5.000%, 1/15/2037	1,236,275
470,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2041	416,061
2,000,000		Tampa Bay, FL Water Utility System, Revenue Bonds (Series 2024A), 5.250%, 10/1/2054	2,242,871
1,000,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 4.000%, 7/1/2045	973,163
		TOTAL	14,119,017
		Georgia—2.6%
1,500,000		Atlanta, GA Airport General Revenue (Atlanta, GA Department of Aviation), General Revenue Bonds (Series 2022B), 5.000%, 7/1/2047	1,589,391
2,000,000		DeKalb County, GA Water & Sewerage, Water and Sewage Revenue Bonds (Series 2022), 5.000%, 10/1/2033	2,333,232
1,000,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	1,037,492
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2021A), 5.000%, 1/1/2063	1,532,825
		TOTAL	6,492,940
		Illinois—4.7%
570,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	635,499
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2041	1,028,230
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.250%, 1/1/2053	2,114,573
310,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	314,008
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2023B), (Assured Guaranty Inc. INS), 5.000%, 11/1/2035	1,134,391
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2021A), 5.000%, 1/1/2046	2,185,435
1,110,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	1,160,279
890,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	945,242
1,000,000		Illinois State, UT GO Bonds (Series 2023B), 5.250%, 5/1/2039	1,110,098
1,000,000		Illinois State, UT GO Bonds (Series 2023C), 5.000%, 12/1/2042	1,092,759
		TOTAL	11,720,514
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—1.3%
$3,000,000
Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds
(Series 2023F-1), (Original Issue Yield: 5.400%), (Build America Mutual Assurance INS), 5.250%, 3/1/2067
			$ 3,239,407
		Iowa—0.9%
500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	585,203
1,500,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	1,755,610
		TOTAL	2,340,813
		Kentucky—0.8%
2,085,000	[1]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.443% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	2,088,983
		Louisiana—2.0%
1,500,000		Louisiana Public Facilities Authority (Tulane University, LA), University Revenue and Refunding Bonds (Series 2023A), 5.000%, 10/15/2052	1,624,318
3,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	3,288,480
		TOTAL	4,912,798
		Massachusetts—2.2%
250,000		Massachusetts Development Finance Agency (Southcoast Health System Obligated Group), Revenue Bonds (Series 2021G), 4.000%, 7/1/2046	237,313
2,000,000		Massachusetts School Building Authority, Subordinated Dedicated Sales Tax Revenue Bonds (Series 2018A), 5.250%, 2/15/2048	2,109,648
3,000,000		Massachusetts State Transportation Fund Revenue, Rail Enhancement Program (Series 2022B), 5.000%, 6/1/2052	3,268,987
		TOTAL	5,615,948
		Michigan—3.4%
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	1,068,260
1,500,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2034	1,763,807
1,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2024A), 5.000%, 7/1/2033	1,757,079
570,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	649,606
1,000,000		Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2023), 5.500%, 11/15/2049	1,145,857
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2018D), 5.000%, 12/1/2031	2,118,261
		TOTAL	8,502,870
		Minnesota—2.0%
1,000,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022B), 5.250%, 1/1/2047	1,077,680
500,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2024B), 5.250%, 1/1/2049	545,304
3,000,000		Minnesota State, UT GO Bonds (Series 2022B), 5.000%, 8/1/2035	3,483,382
		TOTAL	5,106,366
		Mississippi—0.2%
75,000		Mississippi Development Bank (Hinds County, MS), Special Obligation Bonds (Series 2017), 5.000%, 11/1/2026	75,663
500,000		Mississippi State, UT GO (Series 2017D), (Original Issue Yield: 3.080%), 3.000%, 12/1/2037	471,447
		TOTAL	547,110
		Nebraska—1.6%
1,620,000		Nebraska Public Power District, General Revenue Bonds (Series 2021D), 4.000%, 1/1/2044	1,627,242
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2024A), 5.500%, 2/1/2049	2,285,759
		TOTAL	3,913,001
		Nevada—0.9%
305,000	[2]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	305,444
1,625,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,835,790
		TOTAL	2,141,234
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Hampshire—0.5%
$ 100,000	National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	$ 86,387
1,500,000	National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2051	1,295,348
	TOTAL	1,381,735
	New Jersey—2.3%
155,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	157,580
665,000	New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	678,017
1,500,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2035	1,605,329
850,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	894,069
2,350,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	2,370,388
	TOTAL	5,705,383
	New Mexico—0.9%
2,175,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,235,434
	New York—7.4%
1,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022CC-1), 5.000%, 6/15/2052	1,074,842
2,000,000	New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2023AA-1), 5.250%, 6/15/2052	2,206,339
1,000,000	New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023A-1), (Original Issue Yield: 4.360%), 4.000%, 8/1/2048	996,835
2,000,000	New York City, NY, UT GO Bonds (Series 2023A-1), 5.000%, 9/1/2037	2,269,534
1,500,000	New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2022A), 4.000%, 3/15/2049	1,467,981
1,000,000	New York State Thruway Authority - Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2021A-1), 4.000%, 3/15/2052	990,289
1,000,000	New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	1,130,663
825,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2039	817,621
1,500,000	New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	1,603,392
750,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	787,418
500,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 4.000%, 11/15/2033	544,090
3,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels Sales Tax Revenue Bonds (Series 2022A), (Original Issue Yield: 4.280%), 4.000%, 5/15/2057	2,931,914
1,500,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2022TE-1), 5.000%, 12/15/2038	1,744,950
	TOTAL	18,565,868
	North Carolina—3.4%
2,270,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2023B), 5.000%, 7/1/2032	2,517,039
2,000,000	Charlotte, NC (Charlotte, NC Water & Sewer System), Water and Sewer System Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	2,220,156
1,890,000	Mecklenburg County, NC, UT GO School Bonds (Series 2022), 5.000%, 9/1/2035	2,187,688
1,500,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty Inc. INS), 5.000%, 1/1/2058	1,617,785
	TOTAL	8,542,668
	Ohio—4.8%
2,000,000	American Municipal Power-Ohio, Inc. (AMP Fremont Energy), Revenue Refunding Bonds (Series 2021A), 5.000%, 2/15/2035	2,224,511
1,000,000	Cincinnati, OH, UT GO Various Purpose Improvement Bonds (Series 2019), 5.000%, 12/1/2032	1,106,366
Semi-Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,680,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	$ 1,696,723
1,500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	1,506,774
2,020,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Series 2021), 5.000%, 12/1/2035	2,308,255
2,125,000	Ohio State, Highway Capital Improvement GO Bonds (Series 2022), 5.000%, 5/1/2036	2,440,950
750,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2053	803,738
	TOTAL	12,087,317
	Oklahoma—0.6%
1,500,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,547,850
	Oregon—0.7%
1,500,000	Port of Portland, OR Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,633,880
	Pennsylvania—8.5%
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	2,239,617
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2042	1,558,498
1,000,000	Moon, PA School District, GO Bonds (Series 2024B), (Original Issue Yield: 4.100%), (Pennsylvania School District Intercept Program GTD), 4.000%, 11/15/2049	983,343
2,000,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	1,888,706
2,000,000	Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2034	2,041,314
1,250,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Assured Guaranty Inc. GTD), 5.750%, 12/31/2062	1,409,645
1,000,000	Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	1,130,065
2,000,000	Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2048	1,950,885
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), 4.000%, 8/15/2042	2,002,898
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Bonds (Series 2018A), 5.000%, 2/15/2048	1,041,458
1,000,000	Philadelphia, PA Gas Works, Gas Works Revenue Bonds (Seventeenth Series A), 5.250%, 8/1/2049	1,110,684
1,595,000	Philadelphia, PA School District, LT GO Bonds (Series 2023B), (Pennsylvania School District Intercept Program GTD), 5.000%, 9/1/2033	1,810,533
2,000,000	Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2037	2,171,710
	TOTAL	21,339,356
	Puerto Rico—4.0%
1,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	992,299
2,000,000	Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	1,886,618
5,000,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	5,049,376
2,065,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	2,069,525
	TOTAL	9,997,818
	South Carolina—0.6%
1,500,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	1,531,009
	Tennessee—2.6%
1,000,000	Metropolitan Government Nashville & Davidson County, TN (Vanderbilt University), Educational Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.000%, 10/1/2054	1,104,783
2,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2022A), 5.000%, 1/1/2034	2,297,500
1,335,000	Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,347,287
2,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 4.000%, 7/1/2054	1,881,187
	TOTAL	6,630,757
	Texas—12.1%
3,000,000	Austin, TX Electric Utility System, Electric Utility System Revenue Refunding and Improvement Bonds (Series 2023), 5.000%, 11/15/2039	3,403,294
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 4.000%, 12/1/2051	$ 1,951,896
1,000,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Improvement and Refunding Bonds (Series 2021B), 5.000%, 12/1/2047	1,072,567
1,800,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,791,961
3,000,000		Hutto, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/1/2048	3,286,152
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020A), 5.000%, 5/15/2045	1,065,846
500,000		North Texas Tollway Authority (North Texas Tollway System), First Tier Revenue Refunding Bonds (Series 2022), 5.250%, 1/1/2038	568,491
1,000,000		Plano, TX Independent School District, UT GO School Building Bonds (Series 2023), 5.000%, 2/15/2038	1,133,950
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2024E), 5.250%, 2/1/2049	2,815,032
1,430,000		San Antonio, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2052	1,544,022
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Christus Health System), Revenue Bonds (Series 2024A), 5.000%, 7/1/2032	2,263,779
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,108,226
3,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	3,037,919
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.375%, 6/30/2039	1,084,126
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	1,099,023
1,000,000		Texas State Transportation Commission (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2024-C), 5.000%, 8/15/2034	1,163,519
1,000,000		Texas State University System, Revenue Financing System Revenue and Refunding Bonds (Series 2024), 5.250%, 3/15/2054	1,105,494
		TOTAL	30,495,297
		Utah—0.4%
1,000,000		Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2023A), 5.250%, 7/1/2048	1,088,475
		Virginia—0.8%
2,000,000		Loudoun County, VA, UT GO Public Improvement Bonds (Series 2022A), 4.000%, 12/1/2036	2,132,107
		Washington—1.8%
215,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), (United States Treasury PRF 10/1/2024@100), 5.000%, 10/1/2044	215,000
2,070,000	[2]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	2,051,214
2,000,000		Washington State, UT GO Bonds (Series 2025A), 5.000%, 8/1/2049	2,220,421
		TOTAL	4,486,635
		West Virginia—0.2%
500,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	570,850
		Wisconsin—0.3%
800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), (United States Treasury PRF 11/12/2024@100), 5.000%, 8/15/2039	801,354
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $248,869,864)	250,244,616
	[1]	SHORT-TERM MUNICIPALS—0.8%
		Multi State—0.8%
2,000,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 10/1/2024	2,000,000
Semi-Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—0.0%
$ 150,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.900%, 10/1/2024	$ 150,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,150,000)	2,150,000
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $251,019,864)[3]	252,394,616
		OTHER ASSETS AND LIABILITIES - NET—(0.2%)[4]	(585,469)
		TOTAL NET ASSETS—100%	$251,809,147
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.5% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2024, these restricted securities amounted to $3,678,875, which represented 1.4% of total net assets.

3	The cost of investments for federal tax purposes amounts to $250,914,399.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COPs	—Certificates of Participation
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.65	$9.56	$10.04	$10.79	$10.46	$10.45
Income From Investment Operations:
Net investment income[1]	0.14	0.27	0.24	0.23	0.24	0.27
Net realized and unrealized gain (loss)	0.14	0.08	(0.48)	(0.64)	0.38	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.35	(0.24)	(0.41)	0.62	0.34
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.23)	(0.23)	(0.24)	(0.27)
Distributions from net realized gain	—	—	(0.01)	(0.11)	(0.05)	(0.06)
TOTAL DISTRIBUTIONS	(0.14)	(0.26)	(0.24)	(0.34)	(0.29)	(0.33)
Net Asset Value, End of Period	$9.79	$9.65	$9.56	$10.04	$10.79	$10.46
Total Return[2]	2.92%	3.80%	(2.32)%	(3.98)%	5.95%	3.22%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4,5]	0.83%[5]	0.83%[5]	0.83%	0.83%[5]	0.83%[5]
Net investment income	2.88%[4]	2.82%	2.49%	2.09%	2.28%	2.52%
Expense waiver/reimbursement[6]	0.17%[4]	0.17%	0.16%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,979	$211,090	$207,151	$238,506	$269,587	$264,084
Portfolio turnover[7]	12%	19%	40%	18%	27%	9%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.83% for the six months ended
September 30, 2024 and 0.83%, 0.83%, 0.83% and 0.83% for the years ended March 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.66	$9.57	$10.05	$10.80	$10.47	$10.46
Income From Investment Operations:
Net investment income[1]	0.10	0.20	0.16	0.14	0.16	0.19
Net realized and unrealized gain (loss)	0.13	0.08	(0.47)	(0.63)	0.38	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.28	(0.31)	(0.49)	0.54	0.26
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.16)	(0.15)	(0.16)	(0.19)
Distributions from net realized gain	—	—	(0.01)	(0.11)	(0.05)	(0.06)
TOTAL DISTRIBUTIONS	(0.10)	(0.19)	(0.17)	(0.26)	(0.21)	(0.25)
Net Asset Value, End of Period	$9.79	$9.66	$9.57	$10.05	$10.80	$10.47
Total Return[2]	2.43%	3.02%	(3.04)%	(4.69)%	5.16%	2.45%
Ratios to Average Net Assets:
Net expenses[3]	1.58%[4,5]	1.58%[5]	1.58%[5]	1.58%	1.58%[5]	1.58%[5]
Net investment income	2.12%[4]	2.07%	1.72%	1.34%	1.54%	1.77%
Expense waiver/reimbursement[6]	0.17%[4]	0.17%	0.16%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,052	$3,102	$3,464	$4,827	$6,103	$8,039
Portfolio turnover[7]	12%	19%	40%	18%	27%	9%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.58% for the six months ended
September 30, 2024 and 1.58%, 1.58%, 1.58% and 1.58% for the years ended March 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.64	$9.56	$10.04	$10.79	$10.45	$10.45
Income From Investment Operations:
Net investment income[1]	0.14	0.27	0.24	0.23	0.24	0.27
Net realized and unrealized gain (loss)	0.14	0.07	(0.48)	(0.64)	0.39	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.34	(0.24)	(0.41)	0.63	0.33
Less Distributions:
Distributions from net investment income	(0.14)	(0.26)	(0.23)	(0.23)	(0.24)	(0.27)
Distributions from net realized gain	—	—	(0.01)	(0.11)	(0.05)	(0.06)
TOTAL DISTRIBUTIONS	(0.14)	(0.26)	(0.24)	(0.34)	(0.29)	(0.33)
Net Asset Value, End of Period	$9.78	$9.64	$9.56	$10.04	$10.79	$10.45
Total Return[2]	2.92%	3.70%	(2.32)%	(3.98)%	6.06%	3.12%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4,5]	0.83%[5]	0.83%[5]	0.83%	0.83%[5]	0.83%[5]
Net investment income	2.88%[4]	2.82%	2.49%	2.09%	2.28%	2.52%
Expense waiver/reimbursement[6]	0.17%[4]	0.17%	0.16%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,276	$21,608	$23,269	$26,716	$28,761	$29,037
Portfolio turnover[7]	12%	19%	40%	18%	27%	9%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.83% for the six months ended
September 30, 2024 and 0.83%, 0.83%, 0.83% and 0.83% for the years ended March 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2024	Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.61	$9.52	$10.00	$10.75	$10.42	$10.44
Income From Investment Operations:
Net investment income[1]	0.15	0.29	0.26	0.25	0.27	0.29
Net realized and unrealized gain (loss)	0.14	0.09	(0.47)	(0.64)	0.38	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.38	(0.21)	(0.39)	0.65	0.34
Less Distributions:
Distributions from net investment income	(0.15)	(0.29)	(0.26)	(0.25)	(0.27)	(0.30)
Distributions from net realized gain	—	—	(0.01)	(0.11)	(0.05)	(0.06)
TOTAL DISTRIBUTIONS	(0.15)	(0.29)	(0.27)	(0.36)	(0.32)	(0.36)
Net Asset Value, End of Period	$9.75	$9.61	$9.52	$10.00	$10.75	$10.42
Total Return[2]	3.06%	4.08%	(2.08)%	(3.75)%	6.23%	3.18%
Ratios to Average Net Assets:
Net expenses[3]	0.58%[4,5]	0.58%[5]	0.58%[5]	0.58%	0.58%[5]	0.59%[5]
Net investment income	3.15%[4]	3.08%	2.75%	2.35%	2.52%	2.75%
Expense waiver/reimbursement[6]	0.17%[4]	0.17%	0.16%	0.09%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,502	$21,605	$25,503	$25,813	$17,562	$13,182
Portfolio turnover[7]	12%	19%	40%	18%	27%	9%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.58% for the six months ended
September 30, 2024 and 0.58%, 0.58%, 0.58% and 0.59% for the years ended March 31, 2024, 2023, 2021 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2024 (unaudited)

Assets:
Investment in securities, at value (identified cost $251,019,864)	$252,394,616
Income receivable	2,991,825
Receivable for shares sold	247,041
Total Assets	255,633,482
Liabilities:
Payable for investments purchased	$3,223,670
Payable for shares redeemed	404,306
Payable for other service fees (Notes 2 and 5)	63,574
Payable to bank	6,490
Payable for investment adviser fee (Note 5)	2,049
Payable for distribution services fee (Note 5)	1,877
Payable for administrative fee (Note 5)	587
Income distribution payable	386
Payable for Directors’/Trustees’ fees (Note 5)	169
Accrued expenses (Note 5)	121,227
TOTAL LIABILITIES	3,824,335
Net assets for 25,738,801 shares outstanding	$251,809,147
Net Assets Consist of:
Paid-in capital	$260,708,509
Total distributable earnings (loss)	(8,899,362)
TOTAL NET ASSETS	$251,809,147
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($205,979,426 ÷ 21,045,456 shares outstanding) $0.01 par value, 250,000,000 shares authorized	$9.79
Offering price per share (100/95.50 of $9.79)	$10.25
Redemption proceeds per share	$9.79
Class C Shares:
Net asset value per share ($3,052,159 ÷ 311,606 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$9.79
Offering price per share	$9.79
Redemption proceeds per share (99.00/100 of $9.79)	$9.69
Class F Shares:
Net asset value per share ($19,275,761 ÷ 1,970,177 shares outstanding) $0.01 par value, 50,000,000 shares authorized	$9.78
Offering price per share (100/99.00 of $9.78)	$9.88
Redemption proceeds per share (99.00/100 of $9.78)	$9.68
Institutional Shares:
Net asset value per share ($23,501,801 ÷ 2,411,562 shares outstanding) $0.01 par value, 300,000,000 shares authorized	$9.75
Offering price per share	$9.75
Redemption proceeds per share	$9.75
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended September 30, 2024 (unaudited)

Investment Income:
Interest	$4,705,961
Expenses:
Investment adviser fee (Note 5)	$589,501
Administrative fee (Note 5)	99,534
Custodian fees	4,210
Transfer agent fees	95,159
Directors’/Trustees’ fees (Note 5)	3,510
Auditing fees	16,771
Legal fees	5,063
Distribution services fee (Note 5)	11,151
Other service fees (Notes 2 and 5)	287,504
Portfolio accounting fees	70,484
Share registration costs	39,339
Printing and postage	13,887
Miscellaneous (Note 5)	14,002
TOTAL EXPENSES	1,250,115
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(211,811)
Reduction of custodian fees (Note 6)	(1,231)
TOTAL WAIVER AND REDUCTION	(213,042)
Net expenses	1,037,073
Net investment income	3,668,888
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(1,063,280)
Net realized gain on futures contracts	113,555
Net change in unrealized depreciation of investments	4,502,804
Net realized and unrealized gain (loss) on investments and futures contracts	3,553,079
Change in net assets resulting from operations	$7,221,967
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2024	Year Ended 3/31/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,668,888	$7,179,034
Net realized loss	(949,725)	(1,882,057)
Net change in unrealized appreciation/depreciation	4,502,804	4,820,935
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,221,967	10,117,912
Distributions to Shareholders:
Class A Shares	(2,962,000)	(5,713,317)
Class C Shares	(31,410)	(68,105)
Class F Shares	(291,091)	(612,018)
Institutional Shares	(354,161)	(724,814)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,638,662)	(7,118,254)
Share Transactions:
Proceeds from sale of shares	11,422,685	49,124,181
Net asset value of shares issued to shareholders in payment of distributions declared	1,352,773	6,525,143
Cost of shares redeemed	(21,954,297)	(60,631,395)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,178,839)	(4,982,071)
Change in net assets	(5,595,534)	(1,982,413)
Net Assets:
Beginning of period	257,404,681	259,387,094
End of period	$251,809,147	$257,404,681
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $213,042 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$258,361
Class C Shares	3,717
Class F Shares	25,426
TOTAL	$287,504
For the six months ended September 30, 2024, the Fund’s Institutional Shares did not accrue these fees but may upon Director approval.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At September 30, 2024, the Fund had no outstanding futures contracts.
The average notional value of futures contracts held by the Fund throughout the period was $1,267,411. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional information on restricted securities held at September 30, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$347,631	$318,461
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$305,873	$305,444
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,080,612	$1,003,756
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$2,147,907	$2,051,214
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$113,555
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	701,737	$6,764,802	3,589,422	$33,042,362
Shares issued to shareholders in payment of distributions declared	92,253	899,905	542,005	5,126,133
Shares redeemed	(1,627,486)	(15,701,055)	(3,921,907)	(36,890,654)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(833,496)	$(8,036,348)	209,520	$1,277,841
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	33,429	$324,153	48,346	$460,884
Shares issued to shareholders in payment of distributions declared	1,015	9,902	6,788	64,214
Shares redeemed	(44,070)	(425,312)	(95,983)	(914,158)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(9,626)	$(91,257)	(40,849)	$(389,060)
	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	51,958	$499,323	321,475	$3,036,440
Shares issued to shareholders in payment of distributions declared	9,198	89,713	64,598	610,465
Shares redeemed	(331,439)	(3,190,658)	(580,373)	(5,449,713)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(270,283)	$(2,601,622)	(194,300)	$(1,802,808)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 9/30/2024		Year Ended 3/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	399,963	$3,834,407	1,362,427	$12,584,495
Shares issued to shareholders in payment of distributions declared	36,836	353,253	76,962	724,331
Shares redeemed	(274,270)	(2,637,272)	(1,869,522)	(17,376,870)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	162,529	$1,550,388	(430,133)	$(4,068,044)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(950,876)	$(9,178,839)	(455,762)	$(4,982,071)
4. FEDERAL TAX INFORMATION
At September 30, 2024, the cost of investments for federal tax purposes was $250,914,399. The net unrealized appreciation of investments for federal tax purposes was $1,480,217. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $5,510,017 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,029,800.
As of March 31, 2024, the Fund had a capital loss carryforward of $9,480,389 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,366,392	$7,113,997	$9,480,389
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund’s average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended September 30, 2024, the Adviser voluntarily waived $211,811 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Semi-Annual Financial Statements and Additional Information

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$11,151
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2024, FSC retained $1,088 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2024, FSC retained $1,704 in sales charges from the sale of Class A Shares. FSC also retained $106 and $258 of CDSC relating to redemptions of Class A Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended September 30, 2024, FSSC received $61,898 of other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended September 30, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,390,000 and $10,640,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.83%, 1.58%, 0.83% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended September 30, 2024, the Fund’s expenses were offset by $1,231 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2024, were as follows:
Purchases	$31,169,886
Sales	$35,127,357
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the six months ended September 30, 2024, the Fund did not utilize the LOC.
Semi-Annual Financial Statements and Additional Information

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the six months ended September 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Municipal Bond Fund, Inc. (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Municipal Bond Fund, Inc.

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313913105
CUSIP 313913303
CUSIP 313913402
CUSIP 313913600
8110104 (11/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Bond Fund, Inc.: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Bond Fund, Inc.: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Bond Fund, Inc.: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Bond Fund, Inc.: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Municipal Bond Fund, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024